SHARE CAPITAL (Narrative) (Details)										1 Months Ended												3 Months Ended	7 Months Ended	12 Months Ended
		Jan. 08, 2021 shares	Sep. 07, 2020 USD ($) shares	Jul. 04, 2020 USD ($)	Jun. 13, 2020 USD ($) shares $ / shares	Dec. 13, 2019 USD ($) $ / shares shares	Oct. 04, 2019 USD ($) $ / shares shares	Aug. 05, 2019 USD ($) shares $ / shares	Jul. 02, 2018 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) shares $ / shares	Apr. 30, 2020 USD ($) shares	Apr. 20, 2020 USD ($) shares $ / shares	Mar. 16, 2020 USD ($) shares $ / shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares $ / shares	Nov. 30, 2019 USD ($) shares $ / shares	Nov. 18, 2019 USD ($) shares $ / shares	Jan. 17, 2019 USD ($) shares $ / shares	Jul. 26, 2018 USD ($) shares	Jan. 30, 2018 USD ($) shares	Dec. 31, 2017 $ / shares	Jul. 20, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2012 shares	Jan. 04, 2021 shares	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares	Mar. 17, 2013 ₪ / shares
Disclosure of classes of share capital [line items]
Stock split																								1-for- 130
Number of shares issued																17,864,684									17,864,684					21,057,922	17,864,684
Ordinary shares remain available for future grants																								1,263,454
Percentage of aggregate purchase price paid in cash by purchasers equal to per month																								1.00%
Par value per share | ₪ / shares																														₪ 0.0000769	₪ 0.0000769	₪ 0.0000769
Options granted to purchase ordinary shares																								570,362	1,177,131	143,000
Exercise price | $ / shares																								$ 1.98	$ 3.12	$ 5.35
Fair value of options | $														$ 274,000
Remaining unrecognized compensation expense | $																								$ 500,000
Transaction costs | $																								$ 1,200,000
Capital stock price per share | $ / shares																								$ 2.37
Reserved ordinary shares																								1,371,398
Options exercised	[1]																							31,954	662,251	31,460
Transfer from other reserves to additional paid in capital | $																							$ 1,400,000
Number of options forfieted																								589,793	14,690	718,120
D.N.A. Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued						337,553
Proceeds from private placement | $						$ 800,000
Warrants granted to purchase ordinary shares						168,776
Exercise price | $ / shares						$ 2.96
Options vesting description						Exercisable over a three-year period from the date of issuance
Under Company Plan [Member]
Disclosure of classes of share capital [line items]
Increase of ordinary shares remain available for future grants																													1,052,896
2012 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Convertible loan converted into ordinary shares																										622,180		622,180
2016 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares																											$ 6.99
Warrants granted to purchase ordinary shares							467,220
Exercise price | $ / shares							$ 5.24
Transfer from other reserves to additional paid in capital | $							$ 1,200,000
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued									1,400,000
IPO [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Number of shares issued									10,000
Warrants issued to purchase shares									70,000
Stock issuance costs | $									$ 255,000
Exercise price of warrants | $ / shares									$ 8.80
Fair value of warrants | $									$ 66,500
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued									1,400,000
Exercise price of warrants | $ / shares									$ 8.4
Warrant term									five years
Adjusted exercise price of warrants | $ / shares									$ 5.85
Exceeds sales price per share | $ / shares									$ 24.00
Percentage of per unit price									300.00%
Options granted to purchase ordinary shares																							443,950
Warrants [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Warrants converted into ordinary shares																				105,000
Proceeds from issuance of ordinary shares, net | $																				$ 2,100
Warrants granted to purchase ordinary shares																				210,000
Fair value of warrants | $																				$ 172,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares									700,000
Proceeds from issuance of ordinary shares, net | $									$ 9,600,000
Proceeds from issuance of ordinary shares, gross | $									11,200,000
Underwriters fee | $									900,000
Other issuance costs | $									$ 700,000
Public offering price per unit | $ / shares									$ 8.0
Number of ordinary shares that can be purchased through each tradeable warrant									0.5
Options granted to purchase ordinary shares																							443,950
Series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares									1,328,860																	1,328,860
Options granted to purchase ordinary shares											340,210
Warrants granted to purchase ordinary shares											340,210
Exercise price | $ / shares											$ 3.69
Transfer from other reserves to additional paid in capital | $											$ 1,200,000
Series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares									387,530																	387,530
Series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares																						$ 908.78
Conversion into ordinary shares									1,856,790																	1,856,790
Options granted to purchase ordinary shares					687,960
Warrants granted to purchase ordinary shares					687,960
Exercise price | $ / shares					$ 6.99
Transfer from other reserves to additional paid in capital | $					$ 1,500,000
Series B-1 preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares									1,719,770																	1,719,770
Warrants to series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																										332,020
Warrants to series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares									85,931																	96,980
Warrants to series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares									756,340																	756,340
Warrants to series B-1 preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares									467,220																	467,220
Broker Warrants type 1 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued																														184,515
Broker Warrants type 2 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued																														92,257
ATM Program [Member]
Disclosure of classes of share capital [line items]
Number of shares issued																														2,802,731
Proceeds from issuance of ordinary shares, net | $				$ 13,900,000																				$ 3,200,000
Proceeds from issuance of ordinary shares, gross | $																								$ 3,500,000
Exercise price | $ / shares																								$ 1.05
Capital stock price per share | $ / shares																								2.37
Weighted average price | $ / shares																								$ 1.27
Share-based Compensation Expense [member]
Disclosure of classes of share capital [line items]
Transaction costs | $																								$ 205,000
Certain Consultant [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares																					32,500
Warrants granted to purchase ordinary shares																					8,190
Value of options exercised | $																					$ 100,000
Options granted to services providers [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares																	65,693
Exercise price | $ / shares																	$ 3.10
Options vesting description																	The options will vest over six months in equal monthly instalments starting in August 2019.
Fair value of options | $																	$ 90,000
New US-based CFO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares																		30,385
Exercise price | $ / shares																		$ 2.53
Options vesting description																		The options will vest over two years in equal monthly installments following the grant date.
Fair value of options | $																		$ 59,797
Non-executive director [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares																		33,638	201,828
Exercise price | $ / shares																		$ 2.53	$ 3.97
Options vesting description																		The options will vest over 3 years in twelve equal quarterly instalments starting on the vesting commencement date (as described in the agreement).	The options will vest over 3 years in twelve equal quarterly instalments starting in the vesting commencement date (as described in each agreement).
Fair value of options | $																		$ 68,856	$ 531,000
Certain employees [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares														201,600					124,000
Exercise price | $ / shares														$ 2.14					$ 3.97
Options vesting description														The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.					The options vest over 4 years from the date of grant; 25% will vest on the first anniversary of the date of grant and the remaining 75% options shall vest in twelve equal quarterly installments following the first anniversary of the grant date.
Fair value of options | $																			$ 341,000
CMO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares																			25,000
Exercise price | $ / shares																			$ 3.97
Options vesting description																			From the total options, 25% will vest on March 1, 2019 and the remaining 75% options shall vest in twelve equal quarterly installments over the next three years starting January 17, 2019.
Fair value of options | $																			$ 68,000
New CEO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares								696,587
Exercise price | $ / shares								$ 2.75
Options vesting description								The options vest over 4 years from the date of grant. 25% will vest on the first anniversary of the date of grant and the remaining 75% options shall vest in twelve equal quarterly installments following the first anniversary of the grant date.
Fair value of options | $								$ 1,100,000
Number of options forfieted			522,440
General and administrative expenses reversal | $			$ 314,000
Certain Service Provider [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares														7,500
Exercise price | $ / shares														$ 2.14
Options vesting description														The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Certain Executive Officers [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares														250,000
Exercise price | $ / shares														$ 2.14
Options vesting description														The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Fair value of options | $														$ 316,000
Former CEO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares													31,502
Exercise price | $ / shares													$ 1.98
Options vesting description													The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Fair value of options | $													$ 37,000
General and administrative expenses reversal | $			$ 4,000
Investor Relations Services Agreement [Member]
Disclosure of classes of share capital [line items]
Service monthly fees | $												$ 5,000
Amendment To Business Development Services Agreement [Member]
Disclosure of classes of share capital [line items]
Service monthly fees | $										$ 5,000
Placement Agency agreement with GP Numenkari Inc [Member]
Disclosure of classes of share capital [line items]
Percentage of cash fees of total proceeds																								10.00%
Percentage of number of shares issued to subscribers																								10.00%
Placement Agency agreement with GP Numenkari Inc [Member] | Broker Warrants type 1 [Member]
Disclosure of classes of share capital [line items]
Percentage of number of shares issued to subscribers																								10.00%
Exercise price | $ / shares																								$ 2.37
Placement Agency agreement with GP Numenkari Inc [Member] | Broker Warrants type 2 [Member]
Disclosure of classes of share capital [line items]
Percentage of number of shares issued to subscribers																								5.00%
Exercise price | $ / shares																								$ 2.96
Subscription agreements with select group of accredited investors for private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued																5,710,153									5,710,153						5,710,153
Proceeds from private placement | $																$ 13,500,000
Share issue price per share | $ / shares																$ 2.37									$ 2.37
Options granted to purchase ordinary shares																2,855,095
Warrants granted to purchase ordinary shares																2,855,095
Exercise price | $ / shares																$ 2.96
Options vesting description																Exercisable over a three-years period from the date of issuance.
Consultant [Member]
Disclosure of classes of share capital [line items]
Options exercised															31,954
Number of options exrercised to ordinary shares															31,954
Value of options exercised | $															$ 68,000
Consultant [Member] | Share-based Compensation Expense [member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Transaction costs | $																								$ 52,766
Consultant [Member] | Investor Relations Services Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares vested												7,000
Consultant [Member] | Investor Relations Services Agreement [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Number of shares issued												28,000
Fair value of options | $												$ 53,200
Number of shares vested																								21,000
Consultant [Member] | Investor Relations Services Agreement [Member] | Restricted Share Units [Member] | Vest In Three Equal Installments [Member]
Disclosure of classes of share capital [line items]
Number of shares vested		21,000
Consultant [Member] | Amendment To Business Development Services Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued										79,760
Exercise price | $ / shares										$ 1.06
Options vesting description										The options vests over 6 months in six equal installments from October 1, 2020.
Fair value of options | $										$ 35,094
Executive officers and former Executive officer [Member]
Disclosure of classes of share capital [line items]
Options exercised																									662,251
Number of options exrercised to ordinary shares																									662,251
Value of options exercised | $																									$ 138,000

[1]	The total intrinsic value of options exercised during the year ended December 31, 2020 was approximately $22,048.